CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	4,212,220	4,223,124	2,799,713
Common Stock, Shares, Outstanding	4,212,220	4,223,124	2,799,713
Series A Convertible Preferred Stock [Member]
Preferred stock shares designated	6,176,748	6,176,748	6,176,748
Preferred stock, shares issued	0	0	2,709,690
Preferred stock, shares outstanding	0	0	2,709,690
Temporary equity, liquidation preference	$ 0	$ 0	$ 2,915,122
Series B Convertible Preferred Stock [Member]
Preferred stock shares designated	2,750	2,750	2,750
Preferred stock, shares issued	0	0	1,102
Preferred stock, shares outstanding	0	0	1,102
Temporary equity, liquidation preference	$ 0	$ 0	$ 1,102,000
Series C Convertible Preferred Stock [Member]
Preferred stock shares designated	2,500	2,500
Preferred stock, shares issued	2,500	0
Preferred stock, shares outstanding	2,500	0
Temporary equity, liquidation preference	$ 2,500,000	$ 0